Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Caraiba
Total	$ 699,000	$ 5,044,000	$ 101,000		$ 5,844,000
Tucuma
Total		410,000	2,003,000	$ 2,655,000	5,068,000
Xavantina
Total	$ 6,521,000	$ 2,602,000	103,000		9,226,000
AV Mineracao
Total			$ 231,000		$ 231,000